Loans and asset quality - Credit Risk Profile by Origination (Details) $ in Millions	Dec. 31, 2020 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
2020	$ 7,414
2019	2,976
2018	1,887
2017	2,591
2016	2,352
Prior to 2016	4,506
Amortized cost	32,033
Converted to term loans – Amortized cost	27
Total	53,786
Accrued interest receivable	59
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,117
2019	1,044
2018	637
2017	1,188
2016	1,515
Prior to 2016	2,546
Amortized cost	38
Converted to term loans – Amortized cost	0
Total	8,085
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,135
2019	1,129
2018	648
2017	1,335
2016	1,574
Prior to 2016	2,658
Amortized cost	7,878
Converted to term loans – Amortized cost	0
Total	16,357
Accrued interest receivable	27
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	389
Amortized cost	0
Converted to term loans – Amortized cost	0
Total	389
Accrued interest receivable	1
Other loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	0
Amortized cost	1,904
Converted to term loans – Amortized cost	0
Total	1,904
Accrued interest receivable	1
Margin loans
Financing Receivable, Credit Quality Indicator [Line Items]
2020	4,614
2019	0
2018	0
2017	0
2016	0
Prior to 2016	0
Amortized cost	10,802
Converted to term loans – Amortized cost	0
Total	15,416
Accrued interest receivable	8
Investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
2020	18
2019	85
2018	11
2017	147
2016	59
Prior to 2016	112
Amortized cost	7,786
Converted to term loans – Amortized cost	0
Total	8,218
Non-investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior to 2016	0
Amortized cost	54
Converted to term loans – Amortized cost	0
Total	54
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
2020	270
2019	18
2018	77
2017	420
2016	57
Prior to 2016	0
Amortized cost	587
Converted to term loans – Amortized cost	0
Total	1,429
Accrued interest receivable	2
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
2020	128
2019	18
2018	71
2017	420
2016	57
Prior to 2016	0
Amortized cost	493
Converted to term loans – Amortized cost	0
Total	1,187
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
2020	142
2019	0
2018	6
2017	0
2016	0
Prior to 2016	0
Amortized cost	94
Converted to term loans – Amortized cost	0
Total	242
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
2020	1,063
2019	1,629
2018	1,101
2017	702
2016	688
Prior to 2016	490
Amortized cost	356
Converted to term loans – Amortized cost	27
Total	6,056
Accrued interest receivable	8
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
2020	778
2019	1,010
2018	458
2017	543
2016	312
Prior to 2016	346
Amortized cost	127
Converted to term loans – Amortized cost	0
Total	3,574
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
2020	285
2019	619
2018	643
2017	159
2016	376
Prior to 2016	144
Amortized cost	229
Converted to term loans – Amortized cost	27
Total	2,482
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
2020	216
2019	182
2018	47
2017	125
2016	13
Prior to 2016	156
Amortized cost	10,506
Converted to term loans – Amortized cost	0
Total	11,245
Accrued interest receivable	12
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
2020	132
2019	146
2018	47
2017	125
2016	13
Prior to 2016	156
Amortized cost	8,760
Converted to term loans – Amortized cost	0
Total	9,379
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
2020	84
2019	36
2018	0
2017	0
2016	0
Prior to 2016	0
Amortized cost	1,746
Converted to term loans – Amortized cost	0
Total	1,866
Lease financings
Financing Receivable, Credit Quality Indicator [Line Items]
2020	116
2019	18
2018	14
2017	9
2016	20
Prior to 2016	813
Amortized cost	0
Converted to term loans – Amortized cost	0
Total	990
Accrued interest receivable	$ 0